Other financial assets	12 Months Ended
Mar. 31, 2022
Statement [line items]
Other financial assets
8.	Other financial assets - current
Other financial assets - current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Derivative financial instruments	US$	253.1	Rs.	19,184.9	Rs.	28,514.2
Loans to channel partners		16.0		1,208.9		2,023.7
Advances and other receivables recoverable in cash		347.9		26,369.8		33,807.4
Inter corporate deposits		0.6		43.0		43.0
Government grant receivables		69.0		5,227.5		5,610.2
Restricted bank deposits		62.4		4,726.0		7,464.5
Lease receivables		3.8		289.2		238.6
Others		31.5		2,394.2		—

Total	US$	784.3	Rs.	59,443.5	Rs.	77,701.6

Restricted bank deposits include Rs. 3,167.1 million and Rs. 4,912.7 million as at March 31, 2022 and 2021, respectively
, held as security in relation to interest and repayment of borrowings. Out of these deposits, Rs. 1,807.1 million and Rs. 1,744.4 million as at March 31, 2022 and 2021, respectively, are pledged till the maturity of the respective borrowings.

Other financial assets - noncurrent [Member]
Statement [line items]
Other financial assets
9.	Other financial assets - Non-current
Other financial assets - non-current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Derivative financial instruments	US$	266.2	Rs.	20,175.9	Rs.	32,612.2
Loans to channel partners		93.3		7,071.8		7,063.5
Advance and other receivables recoverable in cash		87.7		6,648.2		7,611.3
Margin money with banks		48.0		3,638.4		5,346.8
Government grants receivables		161.5		12,241.0		6,656.7
Loans to employees		3.8		289.8		246.0
Restricted deposits		27.7		2,099.8		3,244.6
Others		106.4		8,063.5		7,404.6

Total	US$	794.6	Rs.	60,228.4	Rs.	70,185.7

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.
Restricted deposits as at March 31, 2022 and 2021, include Rs. 641.4 million and Rs. 475.5 million, respectively held as a financial deposit in relation to ongoing legal cases.